Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document and Entity Information [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Entity Registrant Name	EZCHIP SEMICONDUCTOR LTD
Entity Central Index Key	0000892534
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	27,054,663
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS:
Cash and cash equivalents	$ 19,056	$ 31,985
Short-term interest bearing deposits	67,000	33,000
Available-for-sale marketable securities	40,714	36,325
Trade receivables (net of allowance for doubtful accounts of $40 as of December 31, 2011 and 2010)	8,655	8,988
Other accounts receivable and prepaid expenses	1,837	1,178
Deferred tax assets, net		3,443
Inventories	5,788	4,522
Total current assets	143,050	119,441
NON-CURRENT ASSETS:
Severance pay fund	5,215	5,209
Long term investment and others	337	335
Total non-current assets	5,552	5,544
PROPERTY AND EQUIPMENT, NET	828	419
INTANGIBLE ASSETS, NET	1,205	1,181
GOODWILL	96,276	96,276
Total assets	246,911	222,861
CURRENT LIABILITIES:
Trade payables	2,319	1,289
Other accounts payable and accrued expenses	6,352	6,569
Total current liabilities	8,671	7,858
ACCRUED SEVERANCE PAY	6,081	5,974
SHAREHOLDERS' EQUITY:
Share capital Ordinary shares of NIS 0.02 par value Authorized: 50,000,000 shares at December 31, 2011 and December 31, 2010, respectively; Issued and outstanding: 27,054,663 and 26,033,876 shares at December 31, 2011 and December 31, 2010, respectively.	155	149
Additional paid-in capital	288,641	271,959
Accumulated other comprehensive income (loss)	(960)	540
Accumulated deficit	(55,677)	(63,619)
Total shareholders' equity	232,159	209,029
Total liabilities and shareholders' equity	$ 246,911	$ 222,861

CONSOLIDATED BALANCE SHEETS (PARENTHETICALS) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 ILS	Dec. 31, 2010 USD ($)	Dec. 31, 2010 ILS
CONSOLIDATED BALANCE SHEETS [Abstract]
Trade receivables, allowance for doubtful accounts	$ 40		$ 40
Ordinary shares, par value per share		0.02		0.02
Ordinary shares, shares authorized	50,000,000	50,000,000	50,000,000	50,000,000
Ordinary shares, shares issued	27,054,663	27,054,663	26,033,876	26,033,876
Ordinary shares, shares outstanding	27,054,663	27,054,663	26,033,876	26,033,876

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
Revenues	$ 63,457	$ 61,998	$ 40,046
Costs of revenues	14,409	15,668	11,224
Amortization of existing technology	597	1,915	1,985
Repayment of OCS grants (see Note 12b)	9,938
Gross profit	38,513	44,415	26,837
Operating expenses:
Research and development (net of grants and participations in the amount of $5,050, $3,198 and $3,049 for the years ended December 31, 2011, 2010 and 2009, respectively)	16,695	13,665	13,243
Selling and marketing	7,743	6,266	5,495
General and administrative	4,316	3,735	3,202
Total operating expenses	28,754	23,666	21,940
Operating income	9,759	20,749	4,897
Financial income, net (see Note 17)	1,713	1,130	902
Income before taxes	11,472	21,879	5,799
Taxes benefit (taxes on income) (see Note 14)	(3,530)	(8,236)	11,675
Net income	7,942	13,643	17,474
Less: Net income attributable to non-controlling interest			(92)
Net income attributable to EZchip Semiconductor shareholders	$ 7,942	$ 13,643	$ 17,382
Basic net income per share attributable to EZchip Semiconductor shareholders	$ 0.3	$ 0.54	$ 0.74
Diluted net income per share attributable to EZchip Semiconductor shareholders	$ 0.28	$ 0.52	$ 0.66
Weighted average number of Ordinary Shares used in computing basic net income per share	26,681,749	25,281,651	23,376,217
Weighted average number of Ordinary Shares used in computing diluted net income per share	28,001,428	26,110,132	23,516,260

CONSOLIDATED STATEMENTS OF OPERATIONS (PARENTHETICALS) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
Research and development, grants and participations	$ 5,050	$ 3,198	$ 3,049

STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Total	Share capital and Number of ordinary shares [Member]	Additional paid-in capital [Member]	Accumulated other comprehensive income (loss) [Member]	Accumulated deficit [Member]	Non controlling interest [Member]	Total comprehensive income (loss) [Member]
Balance at Dec. 31, 2008	$ 154,914	$ 134	$ 247,356	$ (705)	$ (94,644)	$ 2,773
Balance, shares at Dec. 31, 2008		23,344,004
Exercise of stock options	87		87
Exercise of stock options, shares		6,313
Vesting of restricted share units
Vesting of restricted share units, shares		8,281
Exercise of options in EZchip Technologies	1,644		95			1,549
Stock-based compensation	4,400		4,400
Stock-based compensation in EZchip Technologies	945					945
Purchase of non-controlling interest in consideration of issuance of Company's equity instruments, net of issuance cost of $213 (see Note 13)	(213)	6	5,140			(5,359)
Purchase of non-controlling interest in consideration of issuance of Company's equity instruments, net of issuance cost of $213 (see Note 13), shares		956,392
Comprehensive income:
Unrealized gain (loss) on available-for-sale marketable securities	991			991			991
Unrealized gain (loss) on foreign currency cash flow hedges transactions, net	221			221			221
Net income	17,474				17,382	92	17,474
Total comprehensive income							18,686
Balance at Dec. 31, 2009	180,463	140	257,078	507	(77,262)
Balance, shares at Dec. 31, 2009		24,314,990
Issuance of shares (see Note 13)	1,072	1	1,071
Issuance of shares (see Note 13), shares		106,893
Exercise of stock options	7,988	8	7,980
Exercise of stock options, shares		1,604,915
Vesting of restricted share units
Vesting of restricted share units, shares		7,078
Stock-based compensation	5,830		5,830
Comprehensive income:
Unrealized gain (loss) on available-for-sale marketable securities	8			8			8
Unrealized gain (loss) on foreign currency cash flow hedges transactions, net	25			25			25
Net income	13,643				13,643		13,643
Total comprehensive income							13,676
Balance at Dec. 31, 2010	209,029	149	271,959	540	(63,619)
Balance, shares at Dec. 31, 2010	26,033,876	26,033,876
Exercise of stock options	8,082	6	8,076
Exercise of stock options, shares		814,525
Vesting of restricted share units
Vesting of restricted share units, shares		206,262
Stock-based compensation	8,606		8,606
Comprehensive income:
Unrealized gain (loss) on available-for-sale marketable securities	(618)			(618)			(618)
Unrealized gain (loss) on foreign currency cash flow hedges transactions, net	(882)			(882)			(882)
Net income	7,942				7,942		7,942
Total comprehensive income							6,442
Balance at Dec. 31, 2011	$ 232,159	$ 155	$ 288,641	$ (960)	$ (55,677)
Balance, shares at Dec. 31, 2011	27,054,663	27,054,663

STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (PARENTHETICALS) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2009	Dec. 31, 2011	Dec. 31, 2010
STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY [Abstract]
Issuance of shares, issuance cost	$ 213
Accumulated other comprehensive income (loss)
Accumulated unrealized gain (loss) on available-for-sale marketable securities		(301)	317
Accumulated unrealized gain (loss) on foreign currency cash flows hedges, net		(659)	223
Accumulated other comprehensive income (loss)		$ (960)	$ 540

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income (1)	$ 7,942	$ 13,643	$ 17,474
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	1,227	2,887	3,074
Accumulated interest accretion and amortization of discount and premium on available-for-sale marketable securities	545	451	352
Realized loss (gain) related to sale of available-for-sale marketable securities	(73)	(12)	6
Increase (decrease) in accrued severance pay, net	101	85	(253)
Stock-based compensation related to options and RSUs granted to employees of the Company	8,606	5,830	5,345
Decrease (increase) in trade receivables, net	333	(2,648)	(1,300)
Decrease (increase) in other accounts receivable and prepaid expenses	(952)	405	(667)
Decrease (increase) in inventory	(1,266)	(2,989)	2,351
Increase in other long term receivable	(2)	(135)
Decrease (increase) in deferred tax asset	3,513	8,162	(11,675)
Increase (decrease) in trade payables	781	(513)	866
Increase (decrease) in other accounts payable and accrued expenses	(1,376)	862	1,510
Net cash provided by operating activities	19,379	26,028	17,083
Cash flows from investing activities:
Investment in available-for-sale marketable securities	(20,702)	(23,671)	(14,354)
Investment in short-term deposits	(67,000)	(37,000)	(3,000)
Proceeds from redemption of short-term deposits	33,000	7,000
Proceeds from sale and redemption of available-for-sale marketable securities	15,223	16,405	12,723
Purchase of property and equipment	(411)	(385)	(110)
Purchase of technology	(500)
Cash paid for investment in affiliated company		(200)
Net cash used in investing activities	(40,390)	(37,851)	(4,741)
Cash flows from financing activities:
Issuance of shares, net of issuance costs		1,072	(213)
Proceeds from exercise of options in the Company	8,082	7,988	87
Proceeds from exercise of options in EZchip Technologies			193
Proceeds from exercise of options in EZchip Technologies in connection with Share Purchase transaction			1,451
Net cash provided by financing activities	8,082	9,060	1,518
Increase (decrease) in cash and cash equivalents	(12,929)	(2,763)	13,860
Cash and cash equivalents at the beginning of the year	31,985	34,748	20,888
Cash and cash equivalents at the end of the year	19,056	31,985	34,748
(1) Including one time repayment of OCS grants (see Note 12b)	9,938
Significant non-cash activities:
Purchase of property, equipment and technology in credit	797	48	209
Purchase of non-controlling interest in consideration of issuance of the Company's equity instruments, net of issuance cost of $213 (see also Note 3)			5,359
Net change in unrealized gain (loss) on available-for-sale marketable securities	(618)	8	991
Net change in unrealized gain (loss) on foreign currency cash flows hedges, net	$ (882)	$ 25	$ 221

CONSOLIDATED STATEMENTS OF CASH FLOWS (PARENTHETICALS) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CONSOLIDATED STATEMENTS OF CASH FLOWS [Abstract]
Purchase of noncontrolling interest in consideration of issuance of the Company's equity instruments, issuance cost			$ 213

GENERAL	12 Months Ended
Dec. 31, 2011
GENERAL [Abstract]
GENERAL
NOTE 1:-          GENERAL

a.	EZchip Semiconductor Ltd. (the "Company") was incorporated as a limited liability company under the laws of the State of Israel in 1989.

On July 22, 2008, the Company changed its name from LanOptics Ltd. to EZchip Semiconductor Ltd.  The Company is a fabless semiconductor company that develops and markets Ethernet network processors for networking equipment.

EZchip Technologies Ltd. ("EZchip Technologies") was established in December 1999 as a wholly-owned subsidiary of the Company. During 2001, EZchip Technologies established a wholly-owned subsidiary, EZchip Inc., in the United States, which is engaged in the marketing of EZchip Technologies' products. Over the years, EZchip Technologies raised funds from third party investors and the Company, thereby diluting the Company's ownership of EZchip Technologies. However, following a series of share acquisition transactions, as detailed in Note 3, the Company since December 22, 2009 holds 100% of EZchip Technologies' outstanding shares and voting rights.

b.	The Company's Ordinary Shares are listed on the NASDAQ Global Select Market and its NASDAQ ticker symbol is "EZCH." The Company's Ordinary Shares are also listed on the Tel Aviv Stock Exchange.

SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
NOTE 2:-          SIGNIFICANT ACCOUNTING POLICIES

The consolidated financial statements were prepared in accordance with generally accepted accounting principles in the United States ("U.S. GAAP").

a.	Use of estimates:

The preparation of the consolidated financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates, judgments and assumptions. The Company's management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of revenue and expenses during the reporting periods. Actual results could differ from those estimates. On an ongoing basis, the Company's management evaluates estimates, including those related to fair values of financial instruments, fair values and useful lives of intangible assets, fair values of stock-based awards, income taxes, and contingent liabilities. Such estimates are based on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities.

b.	Financial statements in U.S. dollars:

The currency of the primary economic environment in which the operations of the Company and its subsidiaries are conducted is the U.S. dollar. Most of the revenues are denominated and earned in U.S. dollars, and most purchases of materials and components are made in U.S. dollars. Financing and investing activities, including equity transactions and cash investments, are made in U.S. dollars and most of the Company's assets are denominated in U.S. dollars. Accordingly, the functional and reporting currency of the Company and its subsidiaries is the U.S. dollar.

Monetary amounts denominated in currencies other than the U.S. dollar are re-measured into U.S. dollars in accordance with the Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") 830 "Foreign currency matters." All transaction gains and losses of the remeasured monetary balance sheet items are reflected in the statement of operations as financial income or expenses, as appropriate.

c.	Basis of consolidation:

The consolidated financial statements include the accounts of the Company and its subsidiaries. Intercompany balances and transactions have been eliminated upon consolidation.

d.	Cash equivalents:

The Company considers all highly liquid investments that are readily convertible to cash with original maturities of three months or less as cash equivalents.

e.	Short-term interest bearing deposits

The Company considers all highly liquid investments that are readily convertible to cash with original maturities of more than three months and less than one year as short-term deposits. As of December 31, 2011 and 2010, the Company held short-term interest bearing deposits in the amount of $67,000 and $33,000, respectively, with a weighted average interest of 2.4% and 1.6%, respectively.

f.	Marketable securities:

The Company accounts for its investments in marketable securities in accordance with FASB ASC 320 "Investments - Debt and Equity Securities". The Company determines the classification of marketable securities at the time of purchase and reevaluates such designations as of each balance sheet date. The Company classifies all of its marketable securities as available-for-sale. Available-for-sale marketable securities are carried at fair value, with the unrealized gain and loss reported as a separate component of shareholders' equity, accumulated other comprehensive income (loss). Realized gain and loss on sales of available-for-sale marketable securities are included in the Company's statements of operations and are derived using the specific identification basis for determining the cost of the available-for-sale marketable securities. The amortized cost of the available-for-sale marketable securities is adjusted for amortization of premiums and accretion of discount to maturity. Such amortization and accretion, together with interest on available-for-sale marketable securities, are included in the financial income, net.

The Company recognizes an impairment charge when a decline in the fair value of its available-for-sale marketable securities below the cost basis is judged to be other-than-temporary. The Company considers various factors in determining whether to recognize an impairment charge, including the length of time the investment has been in a loss position, the extent to which the fair value has been less than the Company's cost basis, the investment's financial condition and the near-term prospects of the issuer. The Company adopted FASB ASC 320-10-65 effective January 1, 2009, which requires an other-than-temporary impairment for debt securities to be separated into (a) the amount representing the credit loss and (b) the amount related to all other factors (provided that the Company does not intend to sell the security and it is not more likely than not that it will be required to sell it before recovery). The Company classifies its marketable securities as available-for-sale and marks them to market with changes to other comprehensive income until realization or occurrence of other than temporary impairment loss.

g.	Inventories:

Inventories are stated at the lower of cost or market value. The Company writes down the carrying value of its inventory for estimated obsolescence or unmarketable inventory in an amount equal to the difference between the cost of inventory and its estimated realizable value based upon assumptions about future demands and market conditions. During the years ended December 31, 2011, 2010 and 2009, the Company's write downs were immaterial.

Cost is determined as follows:

Raw materials - using the weighted average cost method.

Work in progress and finished products - using the weighted average cost method and calculated manufacturing costs.

h.	Property and equipment:

Property and equipment are stated at cost, less accumulated depreciation. Depreciation is calculated by the straight-line method over the estimated useful lives of the assets.

The annual depreciation rates are as follows:

Percentage (%)
Office furniture and equipment	6
Computers, software and electronic equipment	33
Leasehold improvements	Shorter of the term of the lease or useful life

i.	Impairment of long-lived assets:

The Company's long-lived assets and certain identifiable intangibles are reviewed for impairment in accordance with FASB ASC 360-10-35 "Property, Plant and Equipment - Subsequent Measurement," whenever events or changes in circumstances indicate that the carrying amount of an asset (or an asset group) may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. Assets to be disposed of are reported at the lower of the carrying amount or fair value less costs to sell. During the years 2011, 2010 and 2009, no impairment losses were identified.

j.	Investment in affiliated company:

On July 4, 2010, the Company entered into a purchase agreement with a private company and invested approximately $200, in consideration for approximately 4% of the private company's share capital. The investment is stated at cost.

The Company's investment in the affiliated company is reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an investment may not be recoverable, in accordance with ASC 323-10-35. As of December 31, 2011, no impairment losses have been identified.

The above mentioned investment is reflected in the "Long term investment and others" line item in the balance sheet as of December 31, 2011.

k.	Goodwill impairment:

Goodwill reflects the excess of the purchase price of an acquired business over the fair value of net assets acquired.

The Company adopted FASB ASC 350 "Intangibles - Goodwill and other." Under FASB ASC 350, goodwill is not amortized but instead is tested for impairment at least annually (or more frequently if impairment indicators arise) at the reporting unit level. The Company operates in one operating segment and such segment comprises its only reporting unit. The Company determined December 31 as the date of its annual impairment test.

FASB ASC 350 prescribes a two-phase process for impairment testing of goodwill. The first phase screens for impairment, while the second phase (if necessary) measures impairment. In the first phase the fair value of the reporting unit is compared with its carrying value. Goodwill impairment is deemed to exist if the net book value of a reporting unit exceeds its estimated fair value. In such case, the second phase is then performed, and the Company measures impairment by comparing the carrying amount of the reporting unit's goodwill to the implied fair value of that goodwill. An impairment loss is recognized in an amount equal to the excess. During the years 2011, 2010 and 2009, no impairment losses were found.

l.	Identifiable intangible assets:

Intangible assets consist of purchased technologies, customer relationships and backlog and are amortized over their useful lives, using a straight line method of amortization that reflects the pattern in which the economic benefits of the intangible assets are consumed or otherwise used up, in accordance with FASB ASC 350. The weighted average remaining amortization period as of December 31, 2011 is less than one year, excluding the technology purchased during 2011 which will be amortized over ten years when it will be ready for its intended use (see also Note 10).

m.	Research and development costs:

Research and development costs net of participation and grants from the Office of the Chief Scientist of the Ministry of Industry, Trade and Labor of Israel (the "OCS") are charged to expenses as incurred.

n.	Severance pay:

The Company's liability for severance pay for its Israeli employees, which were employed until June 30, 2010,  was calculated pursuant to Israel's Severance Pay Law, 5723-1963 (the "Severance Law"), based on the most recent monthly salary of its employees multiplied by the number of years of employment as of the balance sheet date for such employees. The Company's liability for severance pay was partly provided by monthly deposits of severance pay funds and insurance policies and the remainder by an accrual. The value of these policies is recorded as an asset in the Company's balance sheet. The deposited funds may be withdrawn only upon the employee being entitled to severance pay pursuant to the Severance Law or labor agreements.  The value of the deposited funds is based on the cash surrendered value of these policies.

Commencing July 1, 2010, the Company's agreements with new employees in Israel are under Section 14 of the Severance Law. According to Section 14, the payment of monthly deposits by a company into recognized severance and pension funds or insurance policies releases it from any additional severance obligation to the employees that have entered into agreements with such company pursuant to such Section 14. Commencing July 1, 2010, the Company does not incur additional liability with respect to such employees.

The Company's balance sheet as of December 31, 2011 does not include a liability or funds in connection with severance for Israeli employees who agreed to the terms of Section 14.

Severance expenses for the years ended December 31, 2011, 2010 and 2009 were $1,296, $799 and $386, respectively.

o.	Income taxes:

The Company and its subsidiaries account for income taxes in accordance with FASB ASC 740, "Income Taxes." ASC 740 prescribes the use of the liability method whereby deferred tax assets and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company and its subsidiaries record a valuation allowance to reduce their deferred tax assets to the amount that they believe is more likely than not to be realized.

ASC 740 contains a two-step approach to recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement.

The Company accrues interest and penalties related to unrecognized tax benefits in its taxes on income.

p.	Net income per share:

Basic net income per share is computed based on the weighted average number of Ordinary Shares outstanding during each year. Diluted net income per share is computed based on the weighted average number of Ordinary Shares outstanding during each year, plus dilutive potential Ordinary Shares considered outstanding during the year, in accordance with FASB ASC 260 "Earnings Per Share".

q.	Accounting for stock-based compensation:

The Company measures and recognizes the compensation expense for all equity-based payments to employees and directors based on its estimated fair value in accordance with FASB ASC 718 "Compensation-Stock Compensation".

FASB ASC 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service period in the Company's consolidated statement of operations.

The Company recognizes compensation expenses based on the straight line method over the requisite service period of each of the awards, net of estimated forfeitures. FASB ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Estimated forfeitures are based on actual historical pre-vesting forfeitures and Company's expected pre-vesting forfeitures in future periods.

The Company measures the fair value of its options using the Black-Scholes-Merton option pricing model. The option-pricing model requires a number of assumptions, of which the most significant are the expected stock price volatility and the expected option term. Expected volatility was calculated based upon actual historical stock price movements over an historical term that is equivalent to the options expected term. The expected term of options granted in prior years was calculated using the simplified method (being the average between the vesting periods and the contractual life of the options in accordance with SAB 107, as replaced and amended, effective January 1, 2008, by SAB 110). The risk-free interest rate is based on the U.S. Treasury yield curve of bonds with an equivalent term to the expected life of the options. The Company has historically not paid dividends and has no intention to pay dividends in the foreseeable future.

r.	Revenue recognition:

The Company generates its revenues mainly from sales of network processor chips and to a lesser extent from the sales of network-processor based systems, software tools and maintenance and support services.

Revenues from network processor chips and network-processor based systems are recognized upon delivery in accordance with SAB 104 "Revenue Recognition," when persuasive evidence of an agreement exists, delivery of the product has occurred, the fee is fixed or determinable and collectability is probable. The Company does not have any significant obligations after delivery. The Company does not grant a right of return to its customers. In addition if a transaction sale does not meet all the criteria, the revenue is deferred until all criteria are met.

In certain instances, the Company sells network-processor based systems together with software tools and maintenance and support services. In those cases the Company complies with the requirements set forth in FASB ASC 605-25 "Revenue Recognition" relating to the separation of multiple deliverables into individual accounting units with determinable fair values.  Revenues from such software tools and maintenance were immaterial during 2009, 2010 and 2011.

Deferred revenues include unearned amounts received from maintenance and support services and amounts received from customers but not yet recognized as revenues.

During 2006 and 2010, the Company signed agreements with Marvell Technology Group Ltd. ("Marvell"). According to the agreements, Marvell will manufacture and sell a customized version of the Company's NP-3 and NP-4 network processors to Cisco Systems, Inc. ("Cisco") and will pay the Company royalties for each chip it sells to Cisco.

Royalty revenue is recorded in accordance with FASB ASC 605-45-45, "Considerations of Reporting Revenue Gross as a Principal versus Net as an Agent", on a net basis. In accordance with the Company's agreements with Marvell, Marvell sends the Company royalty reports, once a month, which reflect prior month's sales. Accordingly, the Company recognizes royalty revenues in the month that follows the month in which the sales are made by Marvell. (See also Note 15c.)

s.	Advertising expenses:

Advertising expenses are charged to the statement of operations, as incurred. Advertising expenses for the years ended December 31, 2011, 2010 and 2009 amounted to $67, $26 and $113 respectively.

t.	Concentrations of credit risk:

Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of cash and cash equivalents, short term deposits, investments in available-for-sale marketable securities, foreign exchange contracts and trade receivables.

The Company's cash and cash equivalents and short-term deposits are invested with major banks mainly in Israel and the United States. The Company's investment policy, approved by the Board of Directors, limits the amount the Company may invest in any one type of investment or issuer, thereby reducing credit risk concentrations.

The Company invests only in highly rated financial instruments and maintains its cash equivalents, with fixed and floating interest rate income. Deposits in the United States may be in excess of insured limits and are not insured in other jurisdictions. Management believes that the financial institutions that hold the Company's investments have a high credit rating.

The Company's available-for-sale marketable securities include investments in highly rated marketable securities of U.S. and Israel Governments, and marketable securities of U.S. and European corporations. Those investments are mostly traded in the U.S. secondary market.

The Company's trade receivables are derived primarily from sales to customers and located mainly in North America, the Far East, Europe and Israel. The Company performs ongoing credit evaluations of its customers and has not experienced in recent years any unexpected material losses. An allowance for doubtful accounts is determined with respect to specific amounts that the Company has determined to be doubtful of collection.

The Company has entered into foreign exchange forward and options contracts intended to protect against the changes in value of forecasted non-dollar currency cash flows related to employees salaries. These derivative instruments are designed to effectively hedge the Company's non-dollar currency exposure. (See also Note 6.)

u.	Fair value of financial instruments:

The carrying amounts of the Company's financial instruments, including cash and cash equivalents, available-for-sale marketable securities, short-term deposits, trade receivable, trade payable and other accounts payable and accrued liabilities, approximate fair value because of their generally short term maturities.

The Company accounts for certain assets and liabilities at fair value under FASB ASC 820, "Fair Value Measurements and Disclosures". Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. As a basis for considering such assumptions, FASB ASC 820 establishes a three-tier value hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

Level 1 -	Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets;

Level 2 -
Includes other inputs that are directly or indirectly observable in the marketplace, other than quoted prices included in Level 1, such as quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets with insufficient volume or infrequent transactions, or other inputs that are observable (model-derived valuations in which significant inputs are observable), or can be derived principally from or corroborated by observable market data; and

Level 3 -	Unobservable inputs which are supported by little or no market activity.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The Company categorized each of its fair value measurements in one of these three levels of hierarchy.

The Company measures its debt securities and foreign currency derivative instruments at fair value. Government bonds, corporate bonds and foreign currency forward and options contracts are classified within Level 2 as the valuation inputs are based on quoted prices and market observable data of similar instruments (See also Note 6.)

v.	Royalty-bearing grants:

Royalty-bearing grants from the OCS for funding approved research and development projects are recognized at the time the Company is entitled to such grants, on the basis of the costs incurred and included as a reduction of research and development costs.

The Company is obligated to pay royalties to the OCS calculated at the rate of 3.5%-4.5% of sales of the products developed with the OCS's participation up to 100% of the grants received linked to the U.S. dollar bearing annual interest at a rate of LIBOR. The obligation to pay these royalties is contingent on actual sales of the products, and in the absence of such sales, payment of royalties is not required.

Since the payment of royalties is not probable when the grants are received, the Company records a liability in the amount of the royalties for each individual contract when the related revenues are recognized, with a corresponding charge to cost of sales.  In the case of failure of a project that was partly financed by the OCS, the Company will not be obligated to pay any such royalties.

w.	Comprehensive income (loss):

The Company accounts for comprehensive income (loss) in accordance with FASB ASC 220 "Comprehensive Income." This statement establishes standards for the reporting and display of comprehensive income (loss) and its components in a full set of general purpose financial statements. Comprehensive income (loss) includes all changes in equity during a period related to the Company. The Company determined that its items of other comprehensive income (loss) relates to unrealized gain )loss( on available-for-sale marketable securities, and unrealized gain (loss) on foreign currency cash flow hedge.

x.	Derivatives and hedging:

The Company enters into forward and options contracts in order to limit its exposure to exchange rate fluctuation associated with payroll expenses mainly incurred in New Israeli Shekels ("NIS"). (See also Note 5.)

The Company accounts for derivatives and hedging in accordance with FASB ASC 815, "Derivatives and Hedging". FASB ASC 815 requires the Company to recognize all derivatives on the balance sheet at fair value. If the derivative meets the definition of a cash flow hedge and is so designated, changes in the fair value of derivatives will be recognized in other comprehensive income (loss) until the hedged item is recognized in statements of operations. The ineffective portion of a derivative's change in fair value is recognized in statements of operations in finance expense. During the years 2011, 2010 and 2009 the ineffective portion recognized in finance expenses was immaterial.

y.	Impact of recently issued accounting updates:

In June 2011, the FASB issued an amendment to an existing accounting standard which requires companies to present net income and other comprehensive income in one continuous statement or in two separate, but consecutive, statements. In addition, in December 2011, the FASB issued an amendment to an existing accounting standard which defers the requirement to present components of reclassifications of other comprehensive income on the face of the income statement. The Company's adoption of both standards is not expected to have an impact on the Company's consolidated financial statements.

In September 2011, the FASB issued an amendment to an existing accounting standard, which provides entities an option to perform a qualitative assessment to determine whether further impairment testing on goodwill is necessary. Specifically, an entity has the option to first assess qualitative factors to determine whether it is necessary to perform the current two-step test. If an entity believes, as a result of its qualitative assessment, that it is more-likely-than-not that the fair value of a reporting unit is less than its carrying amount, the quantitative impairment test is required. Otherwise, no further testing is required. This standard is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. The Company adopted this standard in the first quarter of 2012 and the adoption is not expected to have a material impact on its financial statements.

In May 2011, the FASB issued a new accounting standard update, which amends the fair value measurement guidance and includes some enhanced disclosure requirements. The most significant change in disclosures is an expansion of the information required for Level 3 measurements based on unobservable inputs. The standard is effective for fiscal years beginning after December 15, 2011. The Company adopted this standard in the first quarter of 2012 and the adoption is not expected to have a material impact on its financial statements and disclosures.

INVESTMENT IN EZCHIP TECHNOLOGIES	12 Months Ended
Dec. 31, 2011
INVESTMENT IN EZCHIP TECHNOLOGIES [Abstract]
INVESTMENT IN EZCHIP TECHNOLOGIES

NOTE 3:-          INVESTMENT IN EZCHIP TECHNOLOGIES

As of December 31, 2011, the Company owns 100% of the issued and outstanding ordinary shares and preferred shares of EZchip Technologies Ltd. EZchip Technologies was established in December 1999 as a wholly-owned subsidiary of the Company. From 2000 through 2006, EZchip Technologies raised funds from third party investors and the Company, thereby diluting the Company's ownership of EZchip Technologies.

Commencing in 2003 and ending on December 22, 2009, the Company entered into a series of exchange and acquisition transactions with EZchip Technologies' noncontrolling interest holders in order to increase the Company's ownership interest in EZchip Technologies.  Pursuant to these transactions (as described below), the Company issued to EZchip Technologies' noncontrolling interest holders Ordinary Shares of the Company and options to purchase Ordinary Shares of the Company in exchange for such noncontrolling interest shares and options in EZchip Technologies (including shares resulting from the exercise of options).

Following are the transactions with the noncontrolling interest holders in EZchip Technologies since January 1, 2009:

In November and December 2009, the Company offered current and former employees of EZchip Technologies (the "Employee Exchange Offer") to exchange their ordinary shares and options to purchase ordinary shares of EZchip Technologies for Ordinary Shares and options to purchase Ordinary Shares of the Company for cash. At such time those current and former employees of EZchip Technologies were the only noncontrolling interest holders in EZchip Technologies.

Upon completion of the Employee Exchange Offer on December 22, 2009, the Company (i) acquired 2,707,948 ordinary shares of EZchip Technologies (including ordinary shares issued upon exercise of EZchip Technologies options) for an aggregate purchase price of $ 7,146 (the purchase price represents the total proceeds the Company received from the December 2009 public offering) (ii) granted options to purchase 1,642,340 Ordinary Shares in exchange for 6,241,078 options to purchase ordinary shares of EZchip Technologies with a fair value of $13,225, and (iii) issued 243,774 Ordinary Shares in exchange for 926,442 ordinary shares of EZchip Technologies with a fair value of $2,560.

Following the completion of the Employee Exchange Offer on December 22, 2009, all outstanding ordinary shares of EZchip Technologies and substantially all outstanding options to purchase ordinary shares of EZchip Technologies were held by the Company (except for options to purchase 156,250 ordinary shares of EZchip Technologies held by certain directors and an executive officer of EZchip Technologies that were exchanged during 2010 for options to purchase 41,120 Ordinary Shares).

The Employee Exchange Offer and the acceleration of certain unvested EZchip Technologies options in connection with the Employee Exchange Offer was accounted for as a modification of terms, based on FASB ASC 718 with a resulting increase in the ownership percentage held in EZchip Technologies according to the provisions of FASB ASC 810.

Remaining compensation on account of original EZchip Technologies options surrendered was recognized immediately as EZchip Technologies accelerated its vesting period.

The acquisition was accounted for in accordance with FASB ASC 810 guidance as a purchase of subsidiary's shares from noncontrolling interest holders. In accordance with FASB ASC 810, the increase in the Company's ownership interest in EZchip Technologies was accounted as an equity transaction. Therefore, no gain or loss was recognized in consolidated net income. The difference between the fair value of the consideration transferred and the carrying amount of the noncontrolling interest holders as recorded in Company's books immediately before the transaction was recognized in equity attributable to the Company (in Additional Paid-In Capital).

MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2011
MARKETABLE SECURITIES [Abstract]
MARKETABLE SECURITIES
NOTE 4:-          MARKETABLE SECURITIES

As of December 31, 2011 and 2010, all of the Company's marketable securities were classified as available-for-sale.

	December 31, 2011				December 31, 2010
	Amortized cost	Gross Unrealized gain	Gross Unrealized loss	Fair value	Amortized cost	Gross Unrealized gain	Gross Unrealized loss	Fair value
Available-for-sale - matures within one year:
Governmental debentures - fixed interest rate	$3,542	$--	$--	$3,542	$1,053	$--	$--	$1,053
Corporate debentures fixed interest rate	997	3	--	1,000	6,152	24	--	6,176
Corporate debentures - floating interest rate	6,211	27	(15)	6,223	2,000	5	(5)	2,000

	10,750	30	(15)	10,765	9,205	29	(5)	9,229
Available-for-sale - matures after one year through three years:
Governmental debentures - fixed interest rate	6,421	16	(12)	6,425	2,654	27	--	2,681
Corporate debentures - fixed interest rate	13,550	25	(122)	13,453	20,193	224	--	20,417
Corporate debentures - floating interest rate	10,294	--	(223)	10,071	3,956	42	--	3,998

	30,265	41	(357)	29,949	26,803	293	--	27,096

	$41,015	$71	$(372)	$40,714	$36,008	$322	$(5)	$36,325

For the year ended December 31, 2011, the net change in unrealized loss amounted to $618 and for the year ended December 31, 2010, the net change in unrealized gain amounted to $8.

The Company adopted FASB ASC 320-10-65 effective January 1, 2009, which requires an other-than-temporary impairment for debt securities to be separated into (a) the amount representing the credit loss and (b) the amount related to all other factors (provided that the Company does not intend to sell the security and it is not more likely than not that it will be required to sell it before recovery). The Company classifies its marketable securities as available-for-sale and marks them to market with changes to other comprehensive income until realization or occurrence of other than temporary impairment loss. The Company typically invests in highly-rated securities, and its policy generally limits the amount of credit exposure to any one issuer. When evaluating the investments for other-than-temporary impairment, the Company reviews factors such as the length of time and extent to which fair value has been below cost basis, the financial condition of the issuer and any changes thereto, and the Company's intent to sell, or whether it is more likely than not it will be required to sell, the investment before recovery of the investment's amortized cost basis. Based on the above factors, the Company concluded that unrealized losses on all available-for-sale securities were not other-than-temporary and no credit loss was present for any of its investments. As such, the Company did not recognize any impairment charges on outstanding securities at the adoption date of the ASC or during the years ended December 31, 2011, 2010 and 2009

DERIVATIVES INSTRUMENTS	12 Months Ended
Dec. 31, 2011
DERIVATIVES INSTRUMENTS [Abstract]
DERIVATIVES INSTRUMENTS
NOTE 5:-          DERIVATIVE INSTRUMENTS

The Company enters into derivative instruments with financial institutions in order to reduce the risk that its cash flows and earnings will be adversely affected by foreign currency exchange rate fluctuations. The Company hedges the cash flows of employee portion payroll expenses denominated in NIS against the changes of the U.S. Dollar. These derivative instruments are designated as cash flows hedges and are carried out through forward and options contracts on the U.S. Dollar/NIS rate.

Derivative instruments are recognized in the consolidated balance sheet as either assets or liabilities at fair value. The Company initially records changes in the fair value related to the effective portion (i.e., gains or losses) of the derivative instruments to Accumulated Other Comprehensive Income ("AOCI") and subsequently reclassifies those gains or losses to the applicable expense in the statement of operations when the hedged transactions are recorded.

As of December 31, 2011, the Company had outstanding forward and options contracts with a notional amount of $15,800.

At December 31, 2011, the fair value of the Company's cash flow hedges effect was an unrealized loss of $659. Such amount is expected to be reclassified from AOCI to the statement of operation within the next 12 months.

The Company measured the fair value of the forward and options contracts in accordance with FASB ASC 820 "Fair Value Measurements and Disclosures," at level 2.

During 2011, the Company reclassified net gain of $330 out of AOCI and recognized in the Company's statements of operations as part of the payroll expenses.

The fair value of the open foreign exchange contracts recorded by the Company on its consolidated balance sheets as of December 31, 2011 and December 31, 2010, as an asset or liability is as follows:

	December 31,
	2011	2010
Derivatives designated as cash flow hedging instruments
Other accounts payable and accrued expenses	$(659)	$--
Other accounts receivable and prepaid expenses	--	293

Total	$(659)	$293

The activity related to the changes in net unrealized gains (losses) on cash flow hedges is as follows:

	Year ended December 31,
	2011	2010

Net unrealized gains on cash flow hedges as of beginning balance *)	$293	$264
Decrease in gains recognized in accumulated other comprehensive income	(1,282)	(375)
Realized gains reclassified into earnings	330	404

Net unrealized gains (losses) on cash flow hedges as of ending balance *)	$(659)	$293

*)     Excludes tax effect in the amount of $70 for the year ended December 31, 2010.

FAIR VALUE OF FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2011
FAIR VALUE OF FINANCIAL INSTRUMENTS [Abstract]
FAIR VALUE OF FINANCIAL INSTRUMENTS
NOTE 6:-          FAIR VALUE OF FINANCIAL INSTRUMENTS

In accordance with FASB ASC 820, "Fair Value Measurements and Disclosures," the Company measures its available-for-sale marketable securities and foreign currency forward and options contracts at fair value. Available-for-sale marketable securities and forward and options contracts are classified within Level 2 because they are valued using other inputs that are directly or indirectly observable in the marketplace for similar investments.

The Company's financial assets and liabilities measured at fair value on a recurring basis consisted of the following types of instruments as of December 31, 2011 and 2010:

	December 31, 2011			December 31, 2010
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3

Money Market Funds (included in cash and cash equivalents)	$1,051	$--	$--	$1,519	$--	$--
Governmental bonds	--	9,962			3,734
Corporate bonds	--	30,752	--	--	32,591	--
Foreign currency cash flow hedges	--	(582)	--	--	293	--

Total	$1,051	$40,132	$--	$1,519	$36,618	$--

OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES	12 Months Ended
Dec. 31, 2011
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES [Abstract]
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES
NOTE 7:-          OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES

	December 31,
	2011	2010

Government authorities	$180	$211
Prepaid expenses	304	375
Foreign currency forward and options contracts	--	293
Grants receivable from the OCS	723	--
Accrued interest	357	94
Others	273	205

Total	$1,837	$1,178

INVENTORIES	12 Months Ended
Dec. 31, 2011
INVENTORIES [Abstract]
INVENTORIES	NOTE 8:- INVENTORIES
	December 31,
	2011	2010

Raw materials	$113	$147
Work in progress	96	317
Finished products	5,579	4,058

Total	$5,788	$4,522

PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2011
PROPERTY AND EQUIPMENT, NET [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 9:-          PROPERTY AND EQUIPMENT, NET

	December 31,
	2011	2010

Cost:

Office furniture and equipment	$79	$72
Computers, software and electronic equipment	5,110	4,510
Leasehold improvements	120	67

Total cost	5,309	4,649

Accumulated depreciation:

Office furniture and equipment	12	7
Computers, software and electronic equipment	4,393	4,160
Leasehold improvements	76	63

Total accumulated depreciation	4,481	4,230

Depreciated cost	$828	$419

Depreciation expenses for the years ended December 31, 2011, 2010 and 2009 amounted to $251, $199 and $199, respectively.

INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2011
INTANGIBLE ASSETS, NET [Abstract]
INTANGIBLE ASSETS, NET
NOTE 10:-       INTANGIBLE ASSETS, NET

	December 31,
	2011	2010
Cost:
Existing technology	$8,663	$8,663
Customer relationships	2,714	2,714
Technology	1,000	--

Total cost	12,377	11,377
Accumulated amortization:
Existing technology	8,663	8,066
Customer relationships	2,509	2,130
Technology	--	--

Total accumulated amortization	11,172	10,196

Amortized cost	$1,205	$1,181

Amortization expenses for the years ended December 31, 2011, 2010 and 2009 amounted to $976, $2,688 and $2,825, respectively.

OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2011
OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES [Abstract]
OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES
NOTE 11:-       OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES

	December 31,
	2011	2010

Employees and payroll accruals	$3,607	$3,638
Accrued expenses	2,081	2,780
Foreign currency forward and options contracts	582	--
Deferred revenues	82	151

	$6,352	$6,569

COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2011
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 12:-       COMMITMENTS AND CONTINGENT LIABILITIES

a.	Lease commitments:

The Company and EZchip Technologies lease facilities in Yokneam and Kiryat Gat under operating lease agreements which will expire in January 2014 and October 2015, respectively, with monthly payments in the amount of $39 and $8, respectively. The Company has an option to extend the Kiryat Gat lease agreement for an additional five years.

The Company has the right to terminate the Yokneam operating lease agreement upon an advance notice of 90 days.  The operating lease agreement for the Kiryat Gat facility does not permit the Company to terminate the lease prior to October 2012, and thereafter the lease can be terminated with advance notice of at least 180 days and payment of a penalty.

EZchip Inc. leases two offices in the United States under lease agreements that it renews every year for a monthly payment of $7.

The Company leases motor vehicles under standard commercial operating leases.

Aggregate minimum lease commitments under non-cancelable operating leases as of December 31, 2011 were $365 for year ended December 31, 2012.

Total lease expenses for the Company and its subsidiaries for the years ended December 31, 2011, 2010 and 2009, amounted to $2,225, $1,849 and $1,605, respectively.

b.	Royalties commitments:

The Company participates in programs sponsored by the OCS for the support of research and development activities.

In each of the years 2011, 2010 and 2009, the Company received an approval from the OCS for its participation in its research and development budgets. Pursuant to such programs, the OCS participated in up to 50% of the approved budget for certain periods ending December 31, 2011.

In connection with the OCS participation, the Company is obligated to pay royalties to the OCS calculated at the rate of 3%-4.5% of sales of the products developed with the OCS's participation up to 100% of the grants received linked to the U.S. dollar bearing annual interest at a rate of LIBOR.

With respect to royalties paid for revenues that the Company derives from its partnership with Marvell (see also Notes 2r and 2v), royalties to the OCS are calculated based on Marvell's sale price to Cisco.

As of December 31, 2011, the Company has a contingent obligation of $4,848 which comprised of the amounts of royalty bearing grants received from the OCS less royalties already repaid. For the years ended December 31, 2011, 2010 and 2009, the royalties expenses, as part of the Company's cost of revenues, were $1,196, $1,683 and $383, respectively.

During December 2011, the Company made an early repayment of $9,938 of certain of its outstanding royalty obligation to the OCS. This repayment resulted in a one-time charge presented as an early repayment of royalty bearing government grants in the Company's consolidated statement of operations.

As of December 31, 2011, the Company does not have accrued royalties pursuant to the OCS programs. As of December 31, 2010, the Company had accrued royalties pursuant to the OCS programs in the amount of $999.

c.	Purchase commitments:

At December 31, 2011, the Company had approximately $5,050 non-cancelable purchase commitments with its suppliers.

SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2011
SHAREHOLDERS' EQUITY [Abstract]
SHAREHOLDERS' EQUITY
NOTE 13:-       SHAREHOLDERS' EQUITY

a.	Company's shares:

1.
As of December 31, 2011, the Company's authorized share capital consists of NIS 1,000,000 divided into 50,000,000 Ordinary Shares, par value NIS 0.02 per share. Ordinary Shares confer on their holders, among other things, the right to receive notice to participate and vote in general meetings of the Company, the right to a share in the excess of assets upon liquidation of the Company, and the right to receive dividends, if declared.

2.
On January 14, 2010, the Company issued and sold 106,893 Ordinary Shares in an underwritten public offering following the exercise by the underwriter of its over-allotment option for a total consideration of $1,072.

3.
During December 2009 and as part of the Employee Exchange Offer, the Company issued 956,392 Ordinary Shares in a public offering for total consideration of $7,146, net of issuance costs of $213. All of the proceeds were used to increase the Company's ownership interest in EZchip Technologies (see also Note 3).

b.	Company's stock option plans:

In October 2003, EZchip Semiconductor adopted the 2003 Israel Plan.  The plan was amended in December 2006 and further amended in December 2007, October 2010 and February 2012.  The 2003 Israel Plan complies with Section 102 of the Israeli Income Tax Ordinance, which provides certain tax benefits in connection with stock-based compensation to employees, officer and directors. On January 1st of each year, to the extent the number of Ordinary Shares reserved, authorized and available for issuance under the 2003 Israel Plan is less than 4% of the number of Ordinary Shares issued and outstanding on such date, it will automatically increase to equal 4% of the number of Ordinary Shares issued and outstanding on such date. Awards under the 2003 Israel Plan may be granted to Israeli employees, directors, consultants, advisers and service providers of the Company and its subsidiaries. In accordance with the terms and conditions imposed by Section 102 of the Israel Income Tax Ordinance, grantees who receive options or restricted shares units ("RSUs") under the 2003 Israel Plan are afforded certain tax benefits (excluding controlling shareholders of the Company or those who are not Israeli employees, directors, consultants, advisers and service providers of the Company and its subsidiaries). Awards granted under the 2003 Israel Plan have a maximum exercise period of ten years from the date of grant and are generally exercisable over four years. Awards that are not exercised and forfeited will become available for future grants.

As of December 31, 2011, 1,006,620 Ordinary Shares were available for future issuances under the 2003 Israel Plan, which amount is reduced by three shares for each RSU that the Company grants under the plan and by one share for each option that the Company grants under the plan.

As of December 31, 2011 and 2010, options to purchase 1,293,521 and 1,773,992 Ordinary Shares were outstanding under the 2003 Israel Plan, respectively. In addition, as of December 31, 2011 and 2010, 608,799 and 433,101 RSUs were outstanding under the 2003 Israel Plan, respectively.

In December 2007, the Company adopted the 2007 U.S. Equity Incentive Plan (the "2007 U.S. Plan"). Except as required to address specific U.S. tax requirements, the general terms and conditions of the 2007 U.S. Plan are substantially similar to the terms and conditions of the 2003 Israel Plan.

As of December 31, 2011, 389,250 Ordinary Shares were available for future issuances under the 2007 U.S. Plan, which amount is reduced by three shares for each RSU that the Company grants under the plan and by one share for each option that the Company grants under the plan.

As of December 31, 2011 and 2010, options to purchase 139,411 and 253,991 Ordinary Shares were outstanding under the 2007 U.S. Plan, respectively. In addition, as of December 31, 2011 and 2010, 60,208 and 45,850 RSUs were outstanding under the 2007 U.S. Plan, respectively.

b.	Company's stock option plans (Cont.):

In November 2009, the Company adopted the 2009 Israel Equity Plan (the "2009 Israel Equity Plan").  The plan was adopted in connection with the Employee Exchange Offer, as described in Note 3, for the sole purpose of issuing options to purchase the Company's Ordinary Shares to the Company's former and current Israeli employees who elect to exchange their options to purchase ordinary shares of EZchip Technologies.  Up to 2,500,000 Ordinary Shares of the Company may be granted under the 2009 Israel Equity Plan, which amount is reduced by one Ordinary Share for each option granted under the plan.  The 2009 Israel Equity Plan is administered by the Board of Directors, or a committee of the Board that is delegated authority to act as the administrator.  Under the 2009 Israel  Equity Plan, the Company may grant options to purchase its Ordinary Shares to former and current employees, directors, consultants, advisers and service providers of the Company and its subsidiaries in exchange for their options to purchase ordinary shares of EZchip Technologies. The 2009 Israel Equity Plan provides for the awards granted to have a maximum exercise period of ten years from the date of grant.

During 2010, the Company granted options to purchase 41,120 Ordinary Shares pursuant to the 2009 Israel Equity Plan in exchange for the remaining outstanding options to purchase ordinary shares of EZchip Technologies. As of December 31, 2011, options to purchase an aggregate of 121,227 Ordinary Shares were outstanding under the 2009 Israel Equity Plan, all of which were granted in December 2009 and during 2010 as part of the Employee Exchange Offer, as described in Note 3. All options granted under the 2009 Israel Equity Plan as part of the Employee Exchange Offer were granted as vested options.

The following table summarizes the awards activity under the Company's equity incentive plans as of December 31, 2011, and changes during the year:

	Number of awards	Weighted-average exercise price	Weighted average remaining contractual life years	Aggregate intrinsic value (**)

Outstanding at December 31, 2010 (1)	2,881,060	$10.27
RSUs granted	431,940	$0.01
Stock options exercised	(814,525)	$9.92
Vested and issued RSUs	(206,262)	$0.01
Forfeited (2)	(69,047)	$7.28

Outstanding at December 31, 2011 (3)	2,223,166	$9.45	2.85	$39,965

Stock options exercisable at December 31, 2011	1,215,967	$13.22	3.41	$16,075

Vested and expected to vest (4) (*)	2,191,884	$9.55	3.08	$39,139

(1)	Includes (i) 2,402,109 stock options with weighted average exercise price of $12.32; and (ii) 478,951 RSUs.
(2)	Includes (i) 33,425 forfeited stock options with weighted average exercise price of $15.03; and (ii) 35,622 forfeited RSUs.
(3)
Includes (i) 1,554,159 stock options with weighted average exercise price of $13.52, with weighted average remaining contractual term of 3.51 years and with aggregate intrinsic value of $20,997; and (ii) 669,007 RSUs, with weighted average remaining contractual term of 1.31 years and with aggregate intrinsic value of $18,953.

(4)
Includes (i) 1,549,054 stock options with weighted average exercise price of $13.51 with weighted average remaining contractual term of 3.81 years and with aggregate intrinsic value of $20,928; and (ii) 642,830 RSUs, with weighted average remaining contractual term of 1.31 years and with aggregate intrinsic value of $18,211.

(*)	Based on the Company's historical experience and future expectations, the annual pre-vesting forfeiture rate is approximately 3%.
(**)
The aggregate intrinsic value represents the total intrinsic value (the difference between the closing price of the Ordinary Shares on the NASDAQ Global Select Market on December 30, 2011 (the last trading day in fiscal 2011) and the exercise price, multiplied by the number of in-the-money awards) that would have been received by the award holders had all award holders exercised their awards on December 31, 2011. This amount changes based on the fair market value of the Ordinary Shares.

b.	Company's stock option plans (Cont.):

The awards outstanding as of December 31, 2011, grouped by exercise prices, were as follows:

	Awards	Weighted	Aggregate	Awards	Weighted
	outstanding as of	average remaining	intrinsic value as of	exercisable as of	average remaining
	December 31,	contractual	December 31,	December 31,	contractual
Exercise price	2011	life years	2011	2011	life years

$0.01 (RSUs)	669,007	1.31	$18,953	--	--
$2.81 - $3.12	122,477	2.36	3,470	122,477	2.36
$10.33 - $11.97	130,891	4.65	3,708	70,483	4.68
$13.45 - $16.62	1,300,791	3.50	36,851	1,023,007	3.44
	2,223,166	2.85	$62,982	1,215,967	3.41

Stock-based compensation expenses

As of December 31, 2011, there was $16,121 of total unrecognized compensation cost related to non-vested stock-based compensation arrangements granted under the Company's equity incentive plans. This cost is expected to be recognized over a period of four years with a weighted average period of 2 years.

The total stock-based compensation expenses related to all of the Company's stock-based compensation plans, recognized for the years ended December 31, 2011 and 2010, are set forth below:

	Year ended December 31,
	2011	2010

Costs of revenues	$359	$303
Research and development expenses	4,446	2,941
Selling and marketing expenses	1,867	1,177
General and administrative expenses	1,934	1,409
Total stock-based compensation expenses	$8,606	$5,830

TAXES ON INCOME	12 Months Ended
Dec. 31, 2011
TAXES ON INCOME [Abstract]
TAXES ON INCOME
NOTE 14:-       TAXES ON INCOME

a.	Amendment to the Israeli Income Tax Ordinance

The Israeli corporate tax rate was 26% in 2009, 25% in 2010 and 24% in 2011.

On December 5, 2011, the Israeli Parliament (the Knesset) passed the Law for Tax Burden Reform (Legislative Amendments), 2011 which, among others, cancels effective from 2012, the scheduled progressive reduction in the corporate tax rate, and increases the corporate tax rate to 25% in 2012 and subsequent years. The new law was enacted as of December 31, 2011, and had no material effect on the Company's financial statements.

b.	Tax benefits under the Law for the Encouragement of Capital Investments, 1959 (the "Law"):

To date, EZchip Technologies' facilities in Israel have been granted under the Law one "Approved Enterprise" approval and two "Privileged Enterprise" programs subject to the alternative track (as discussed below), that provide its undistributed income exempt from tax for a ten year period, starting 2011, which is the first year that the Company generates taxable income from its enterprises.

Following are the guidelines and principles of the Law that are relevant to the Company:

The Law provides that capital investments in a production facility (or other eligible assets) may be designated as an Approved Enterprise and Privileged Enterprise. Until 2005, the designation required advance approval from the Investment Center of the Israel Ministry of Industry, Trade and Labor. Each certificate of approval for an Approved Enterprise relates to a specific investment program, delineated both by the financial scope of the investment and by the physical characteristics of the facility or the asset.

A company that obtained an Approved Enterprise approval may elect to receive an alternative package comprised of tax benefits, referred to as the "Alternative Track", rather than grants.  Under the Alternative Track, a company's undistributed income derived from an Approved Enterprise is exempt from corporate tax for an initial period (two to ten years, depending on the geographic location of the Approved Enterprise within Israel).  The exemption begins in the first year that the company realizes taxable income from the Approved Enterprise. There is no year limitation to the Approved Enterprise in the Alternative Track.
b.	Tax benefits under the Law for the Encouragement of Capital Investments, 1959 (the "Law") (Cont.):

On April 1, 2005, an amendment to the Law came into effect (the "Amendment") and has significantly changed the provisions of the Law. Generally, investment programs that have already obtained approval for an Approved Enterprise by the Israeli Investment Center will continue to be subject to the Law's provisions. On the Alternative Track the Amendment enacted major changes in the manner in which tax benefits are awarded under the Law so that companies are no longer required to obtain Investment Center approval in order to qualify for tax benefits. Such an enterprise is a "Privileged Enterprise", rather than the previous terminology of Approved Enterprise. The period of tax benefits for a new Privileged Enterprise commences in the "Year of Commencement."  This year is the later of (1) the year in which taxable income is first generated by a company, or (2)  a year selected by the company for commencement, on the condition that the company meets certain provisions provided by the Law, referred to as the Year of Election. The amendment does not apply to investment programs approved prior to December 31, 2004, and applies to new investment programs only. Therefore, the Company's Approved Enterprise program is not subject to the provisions of the amendment, but its two Privileged Enterprise programs are.

The benefits available to an Approved and Privileged Enterprises are conditioned upon terms stipulated in the Law and the related regulations (which include making specified investments in property and equipment, and financing a percentage of these investments with share capital), and the criteria set forth in the applicable certificate of approval.  If EZchip Technologies does not fulfill these conditions in whole or in part, the benefits can be cancelled and it may be required to refund the amount of the benefits, linked to the Israeli consumer price index plus interest.

Tax-exempt income generated under the provisions of the law will subject the Company to taxes upon distribution or liquidation and the Company may be required to record deferred tax liability with respect to such tax-exempt income.

As of December 31, 2011, EZchip Technologies had $16,755 of tax-exempt income attributable to its Approved Enterprise and Privileged Enterprise programs.  If such tax-exempt income is distributed, under certain conditions as described in the Law, it would be taxed at the corporate tax rate applicable to such profits, and an estimated income tax liability of $2,513 would be incurred as of December 31, 2011.  As of December 31, 2011, EZchip Technologies has not distributed any amounts of its tax-exempt income.

Recently, new legislation amending the Law was adopted. Under this new legislation, a uniform corporate tax rate will apply to all qualifying income of certain Industrial Companies, as opposed to the current Law's incentives, which are limited to income from Approved Enterprise and Privileged Enterprises during their benefits period. Under the new law, the uniform tax rate will be 10% in areas in Israel designated as Development Zone A and 15% elsewhere in Israel during 2011-2012, 7% and 12.5%, respectively, in 2013-2014, and 6% and 12%, respectively thereafter. The profits of these Industrial Companies will be freely distributable as dividends, subject to a 15% withholding tax (or lower, under an applicable tax treaty).

Under the transition provisions of the new legislation, the Company may elect to irrevocably implement the new law while waiving benefits provided under the current law or to remain subject to the current law. Changing from the current law to the new law is permitted at any time. The Company does not expect the new law to have a material effect on the tax payable on its Israeli operations in the foreseeable future.

c.	The tax benefit (taxes on income), for the years ended December 31, 2011, 2010 and 2009 consisted of the following:

	Year ended December 31,
	2011	2010	2009

Current	$(17)	$(4)	$--
Deferred	(3,513)	(8,232)	11,675

	$(3,530)	$(8,236)	$11,675

Domestic (Israel)	$(3,530)	$(7,817)	$11,256
Foreign	--	(419)	419

	$(3,530)	$(8,236)	$11,675
d.	Net operating and capital losses carryforward:

As of December 31, 2011, the operating tax loss carryforwards of EZchip semiconductor amounted to $25,864, which the Company does not believe will be utilized in the foreseeable future. The loss may be carried forward indefinitely and may be offset against future taxable income.

The operating tax loss carryforwards through December 31, 2011 of EZchip Inc. amounted to $6,183, which the Company does not believe will be utilized in the foreseeable future. The loss may be offset against any future U.S. taxable income for periods of 20 years expiring gradually from 2021 through 2031.

Utilization of the U.S. net operating losses may be subject to substantial annual limitation due to the "change in ownership" provisions of Section 382 of the Internal Revenue Code of 1986 and similar state provisions. The annual limitation may result in the expiration of net operating losses before utilization. As of December 31, 2011, the Company does not expect that the change in ownership provisions will have an effect on its net operating losses.

As of December 31, 2011, the Company's capital tax loss carryforwards amounted to $27,397. The capital loss may be carried forward indefinitely and may be offset against future capital income.

e.	Income before tax is comprised as follows:

	Year ended December 31,
	2011	2010	2009

Domestic (Israel)	$11,286	$21,454	$5,485
Foreign	186	425	314

	$11,472	$21,879	$5,799

f.	Deferred income taxes:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The Company and its subsidiaries' deferred tax assets are comprised of operating loss carryforwards, capital loss carryforwards and other temporary differences. Significant components of the Company and its subsidiaries deferred tax assets are as follows:

	December 31,
	2011	2010
Deferred tax assets:
Current reserves and allowances	$242	$903
Noncurrent reserves and allowances	160	94
Current operating loss carryforwards	--	2,697
Noncurrent operating loss carryforwards	8,586	6,961
Capital loss carryforwards	6,849	5,506
Total deferred tax assets	15,837	16,161

Less - valuation allowance	(15,837)	(12,648)

Total deferred tax assets,	--	3,513

Total deferred tax liabilities	--	(70)

Net deferred tax assets	$--	$3,443

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that all or some portion of the deferred tax assets will not be realized. The ultimate realization of the deferred tax assets is dependent upon the generation of future taxable income during the periods and in the jurisdictions in which temporary differences are deductible and net operating losses are utilized. Based on consideration of these factors, the Company recorded a valuation allowance of $15,837 and $12,648 at December 31, 2011 and 2010, respectively.

The Company and its subsidiaries file federal and state income tax returns in the United States and Israel. The Company and EZchip Technologies may be subject to examination by the Israeli tax authorities for fiscal years 2008 through 2011. EZchip Inc. may be subject to examination by the U.S. Internal Revenue Service from commencement year 2001 through 2011.

The Company believes that it has adequately provided for any reasonably foreseeable outcome related to tax audits and settlement. However, the final tax outcome of the Company's tax audits could be different from what is reflected in the Company's income tax provisions and accruals. Such differences could have a material effect on the Company's income tax provision and net loss in the period in which such determination is made.

A reconciliation of the beginning and ending balances of the total amounts of gross tax liabilities is as follows:

	December 31,
	2011	2010

Beginning balance	$296	$218
Additions for current year tax position	--	60
Interest and penalties	17	18

Ending balance	$313	$296

The Company accrues interest and penalties related to unrecognized tax benefit in the taxes on income line item in its statement of operations. The Company has approximately $40 and $23 accrued for the payments of interest and penalties as of December 31, 2011 and 2010, respectively.

h.	Reconciliation of the theoretical tax expense (benefit) to the actual tax benefit:

Reconciliation between the theoretical tax expense, assuming all income is taxed at the statutory tax rate applicable to income of the Company, and the actual tax expense as reported in the statement of operations is as follows:

	Year ended December 31,
	2011	2010	2009

Income before taxes as reported in the consolidated statements of operations	$11,472	$21,879	$5,799

Statutory tax rate	24%	25%	26%

Theoretical tax expenses on the above amounts at the Israeli statutory tax rate	2,753	5,470	1,508
Approved and Privileged Enterprise benefits (*)	(2,117)
Non-deductible expenses and temporary differences for which a deferred taxes was not provided	259	2,205	766
Non-deductible expenses related to employee stock options, net	1,235	751	1,270
Deferred taxes on losses (utilization of losses) and temporary differences for which a valuation allowance was provided	507	(1,006)	(16,038)
Difference in basis of measurement for tax purpose and others	862	756	803
Others	30	60	16

Actual taxes on income (taxes benefit)	$3,530	$8,236	$(11,675)

(*) Net earnings per Ordinary share - amounts of the benefit resulting from the "Approved and Privileged Enterprise" status

Basic	$0.08	$--	$--

Diluted	$0.08	$--	$--

SEGMENTS AND GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2011
SEGMENTS AND GEOGRAPHIC INFORMATION [Abstract]
SEGMENTS AND GEOGRAPHIC INFORMATION
NOTE 15:-        SEGMENTS AND GEOGRAPHIC INFORMATION

a.	Segment information:

The Company manages its business on the basis of one reportable segment. See Note 1a for a brief description of the Company's business.

b.	Total revenues are attributed to geographic areas based on the bill-to location of the customers and/or customers' manufacturing subcontractors.

The following table presents total revenues for the years ended December 31, 2011, 2010 and 2009 and long-lived assets as of December 31, 2011, 2010 and 2009:

	2011		2010		2009
	Revenues	Long-lived assets *)	Revenues	Long-lived assets *)	Revenues	Long-lived assets *)

Israel	$5,643	$1,026	$6,910	$617	$4,307	$392
China and Hong Kong	25,136	--	32,896	--	23,463	--
Far East (excluding China and Hong Kong)	2,933	--	1,567	--	300	--
Canada	1,375	--	638	-	340	--
USA	10,440	2	6,584	2	7,286	2
Europe	17,635	--	13,310	--	4,179	--
Others	295	--	93	--	171	--

	$63,457	$1,028	$61,998	$619	$40,046	$394

*)	Excluded goodwill and intangible assets.

c.
Revenues from network processors amounted to $61,802, $60,883 and $39,109 for the years ended December 31, 2011, 2010 and 2009, respectively (including NPU based systems). These revenues also included royalty revenues derived from the agreement with Marvell which amounted to $16,845, $12,468 and $3,123 for the years ended December 31, 2011, 2010 and 2009, respectively. In addition, revenues from software tools and other services amounted to $1,655, $1,115 and $937 for the years ended December 31, 2011, 2010 and 2009, respectively.

d.	Sales to the Company's significant customers, including sales to their manufacturing subcontractors, as a percentage of total revenue were as follows:

	Year ended December 31,
	2011	2010	2009

Customer A	27%	20%	--
Customer B	24%	40%	54%
Customer C	11%	10%	--

MAJOR SUBCONTRACTORS	12 Months Ended
Dec. 31, 2011
MAJOR SUBCONTRACTORS [Abstract]
MAJOR SUBCONTRACTORS
NOTE 16:-       MAJOR SUBCONTRACTORS

All of the Company's network processor chips are manufactured by third party subcontractors. While these subcontractors have been able to adequately meet the demands of the Company's increasing business, the Company is and will likely continue to be dependent upon such subcontractors to allocate to the Company sufficient capacity to meet the Company's needs in a timely manner. Revenues could be materially and adversely affected should these subcontractors fail to meet the Company's demand for products due to a shortage of production capacity, process difficulties, low yield rates or financial instability. For the years ended December 31, 2011, 2010 and 2009, the Company's principal subcontractors accounted for approximately 80%, 77% and 83%, respectively, of the Company's cost of revenues.

FINANCIAL INCOME, NET	12 Months Ended
Dec. 31, 2011
FINANCIAL INCOME, NET [Abstract]
FINANCIAL INCOME, NET
NOTE 17:-       FINANCIAL INCOME, NET

	Year ended December 31,
	2011	2010	2009

Income:

Interest income (*)	$1,720	$1,161	$1,027
Foreign currency translation adjustments, net	-	13	-
Realized gain related to sale of marketable securities	73	12	-

Total income	1,793	1,186	1,027

Expenses:

Interest and bank charges	(26)	(56)	(55)
Foreign currency translation adjustments, net	(54)	-	(64)
Realized loss related to sale of marketable securities	-	-	(6)

Total expenses	(80)	(56)	(125)

Financial income, net	$1,713	$1,130	$902

(*) including amortization of premium and accretion of discount, on available-for-sale marketable securities, net

EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2011
EARNINGS PER SHARE [Abstract]
EARNINGS PER SHARE
NOTE 18:- EARNINGS PER SHARE

The following table sets forth the computation of basic and diluted net earnings per share:

	Year ended December 31,
	2011	2010	2009

Numerator:
Net income	$7,942	$13,643	$17,382

Denominator:
Weighted average number of shares outstanding used in computing basic net earnings per share	26,681,749	25,281,651	23,376,217
Dilutive effect: stock options and RSUs	1,319,679	828,481	140,043
Total weighted average number of shares used in computing diluted net earnings per share	28,001,428	26,110,132	23,516,260

Basic net income per share	$0.30	$0.54	$0.74
Diluted net income per share	$0.28	$0.52	$0.66

Anti-dilutive securities

The following outstanding options and RSUs were excluded from the computation of diluted net earnings per Ordinary Share for the periods presented because including them would have had an anti-dilutive effect.

	Year ended December 31,
	2011	2010	2009

Options to purchase Ordinary Shares and RSUs	--	538,623	2,356,524